Interest in subsidiary (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash and cash equivalents	$ 88,681	$ 151,232	$ 125,083	$ 124,598	$ 171,372	$ 199,256
BMSC [Member]
Statement Line Items [Line Items]
Ownership in Subsidiary	60.00%	60.00%
Cash and cash equivalents	$ 23,051			$ 22,128
Rakita [Member]
Statement Line Items [Line Items]
Ownership in Subsidiary	100.00%	100.00%